FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  December 31, 2012

        Check here if Amendment [X]; Amendment Number: 1

                       This Amendment (check only one.):

                           [ X ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Harvey Partners, LLC
                      ---------------------

              Address:  135 East 57th Street, 24th Floor
                        ---------------------------------
                        New York, New York  10022
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 12901
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moskowitz
           --------------------

Title:     Managing Member
           -----------------

Phone:     212-782-3737
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey Moskowitz             New York, NY               February 15, 2013
----------------------          ----------------            -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
----------------------------------            ----


Form 13F Information Table Entry Total:       42
---------------------------------------       --


Form 13F Information Table Value Total:       $201,024    (thousands)
---------------------------------------       -----------------------


List of Other Included Managers:     None
--------------------------------     ----

                              Harvey Partners, LLC
                           Form 13F Information Table
                               December 31, 2012



                                TITLE                   VALUE    SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER               OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE     SHARED    NONE
----------------------------   -----------  ---------  --------  -------- --- ----  --------  ---------   -------- -------- --------
ALCATEL-LUCENT                 SPONSORED
                               ADR         013904305      1,390  1,000,000  SH        SOLE               1,000,000     0       0
AMERICAN VANGUARD CORP         COM         030371108      1,200     38,620  SH        SOLE                  38,620     0       0
ASTEC INDS INC                 COM         046224101        562     16,852  SH        SOLE                  16,852     0       0
ATMI INC                       COM         00207R101        699     33,458  SH        SOLE                  33,458     0       0
AUDIOCODES LTD                 ORD         M15342104      4,395  1,365,000  SH        SOLE               1,365,000     0       0
CAL DIVE INTL INC              COM         12802T101      2,898  1,675,000  SH        SOLE               1,675,000     0       0
CENVEO INC                     COM         15670S105        972    360,000  SH        SOLE                 360,000     0       0
DYCOM INDS INC                 COM         267475101        548     27,700  SH        SOLE                  27,700     0       0
ENTEGRIS INC                   COM         29362U104      7,803    850,000  SH        SOLE                 850,000     0       0
GOODYEAR TIRE & RUBR CO        COM         382550101      2,762    200,000  SH  CALL  SOLE
GOODYEAR TIRE & RUBR CO        COM         382550101      8,977    650,000  SH        SOLE                 650,000     0       0
GRANITE CONSTR INC             COM         387328107      8,067    240,000  SH        SOLE                 240,000     0       0
GREAT LAKES DREDGE & DOCK CO   COM         390607109      8,483    950,000  SH        SOLE                 950,000     0       0
HILLENBRAND INC                COM         431571108      5,766    255,000  SH        SOLE                 255,000     0       0
INTERFACE INC                  COM         458665304        289     18,000  SH        SOLE                  18,000     0       0
INTERSIL CORP                  CL A        46069S109      2,487    300,000  SH        SOLE                 300,000     0       0
INTRALINKS HLDGS INC           COM         46118H104      4,504    730,000  SH        SOLE                 730,000     0       0
KULICKE & SOFFA INDS INC       COM         501242101      1,679    140,000  SH        SOLE                 140,000     0       0
LAM RESEARCH CORP              COM         512807108      4,155    115,000  SH        SOLE                 115,000     0       0
LANDEC CORP                    COM         514766104      4,755    500,000  SH        SOLE                 500,000     0       0




LIBBEY INC                     COM         529898108     15,093    780,000  SH        SOLE                 780,000     0       0
LUXFER HLDGS PLC               SPONSORED
                               ADR         550678106      2,147    175,000  SH        SOLE                 175,000     0       0
MATRIX SVC CO                  COM         576853105      4,888    425,000  SH        SOLE                 425,000     0       0
MFC INDL LTD                   COM         55278T105      8,978  1,050,000  SH        SOLE               1,050,000     0       0
ODYSSEY MARINE EXPLORATION I   COM         676118102      5,940  2,000,000  SH        SOLE               2,000,000     0       0
OIL DRI CORP AMER              COM         677864100      8,230    289,201  SH        SOLE                 289,201     0       0
OVERSTOCK COM INC              COM         690370101      2,026    141,609  SH        SOLE                 141,609     0       0
OWENS ILL INC                  COM NEW     690768403      3,144     85,000  SH        SOLE                  85,000     0       0
ROFIN SINAR TECHNOLOGIES
   INC                         COM         775043102      2,582    119,100  SH        SOLE                 119,100     0       0
SEAGATE TECHNOLOGY PLC         SHS         G7945M107      2,034     66,876  SH        SOLE                  66,876     0       0
SILICON IMAGE INC              COM         82705T102        707    142,500  SH  CALL  SOLE
SILICON IMAGE INC              COM         82705T102     16,616  3,350,000  SH        SOLE               3,350,000     0       0
SUPERTEX INC                   COM         868532102      8,687    495,000  SH        SOLE                 495,000     0       0
TELENAV INC                    COM         879455103      3,870    484,500  SH        SOLE                 484,500     0       0
THESTREET INC                  COM         88368Q103      4,634  2,775,000  SH        SOLE               2,775,000     0       0
TRAVELCENTERS OF AMERICA LLC   COM         894174101      5,922  1,260,000  SH        SOLE               1,260,000     0       0
TUESDAY MORNING CORP           COM NEW     899035505      8,625  1,380,000  SH        SOLE               1,380,000     0       0
ULTRA CLEAN HLDGS INC          COM         90385V107      5,181  1,055,000  SH        SOLE               1,055,000     0       0
ULTRA PETROLEUM CORP           COM         903914109      3,943    217,500  SH        SOLE                 217,500     0       0
ULTRA PETROLEUM CORP           COM         903914109      5,439    300,000  SH  CALL  SOLE
VEECO INSTRS INC DEL           COM         922417100      4,424    150,000  SH  PUT   SOLE
WORLD WRESTLING ENTMT INC      CL A        98156Q108      5,523    700,000  SH        SOLE                 700,000     0       0




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